INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
12.
INCOME TAXES

Income tax expense consists of the following:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense:	83,216	141,578	177,720
Deferred income tax expense (benefit):	25,595	(15,854)	(22,322)
Total income tax expense	108,811	125,724	155,398

Cayman Islands

Jiayin Group Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Jiayin Group Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

The Company subsidiary, Geerong (HK) Limited, is located in Hong Kong. The first 2.0 million Hong Kong dollars of profits it earned are subject to be taxed at an income tax rate at 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. No income tax provision has been made in the consolidated financial statements as it has no assessable income for the years ended December 31, 2020, 2021 and 2022, respectively.

12.
INCOME TAXES – continued

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25%. High-technology enterprises may obtain a preferential tax rate of 15% provided they meet the related criteria. An enterprise’s qualification as a “high and new technology enterprise” (“HNTE”) is reassessed by the relevant PRC governmental authorities every three years. Geerong Yunke Information Technology Co., Ltd. and Jiayin Shuke Information Technology Co., Ltd. was entitled for a preferential income tax rate of 15% from 2022 to 2024 as they are qualified as HNTE. Shanghai Chuangzhen Software Co., Ltd. has been qualified as an eligible software enterprise. As a result of this qualification, it is entitled to a tax holiday of a full exemption for year 2020 and 2021 in which its taxable income is greater than zero, followed by a three-year 50% exemption.

Mexico

Aguila Information incorporated in Mexico was subject to corporate income tax at 30%. On January 5, 2021, Aguila Information was deconsolidated by the Group (see Note 8).

Indonesia

The Group’s subsidiary incorporated in Indonesia is subject to Indonesia Income (“CIT”) law. In accordance with the CIT law, an Indonesian resident is subject to worldwide income tax. Corporate income tax is calculated based on corporate taxable income (income less deductible expenses / expenses after fiscal adjustment), and the applicable CIT rate is 25%. Based on Government Regulation No.1 Year 2020 Jo No.30 Year 2020, Corporate Income Tax was adjusted from 25% to 22% for fiscal year 2020 and 2021, and next is adjusted to 20% for fiscal year 2022.

Nigeria

The Group’s subsidiary incorporated in Nigeria is subject to Nigerian Company Income Tax (“NCIT”) law. In accordance with the NCIT law, a Nigerian Company is subject to worldwide income tax. Corporate income tax is calculated based on corporate taxable income (income less deductible expenses / expenses after fiscal adjustment), and the applicable NCIT rate is 30%.

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Payroll and welfare payable	10,740	13,908
Accrued expenses	19,920	38,720
Property, plant and equipment	11	—
Unrealised Exchange Difference	—	87
Allowance for uncollectible receivables, contract assets, loans receivable and others	53,343	56,436
Net loss carryforward	21,939	23,514
Liabilities related to customer incentive	11,435	11,435
Gross deferred tax assets	117,388	144,100
Valuation allowances	(68,932)	(73,189)
Net deferred tax assets	48,456	70,911
Deferred tax liabilities
Property, plant and equipment	—	(133)
Total deferred tax liabilities	—	(133)
Deferred tax assets, net	48,456	70,778

12.
INCOME TAXES – continued

Deferred tax assets and liabilities have been offset where the Group has a legally enforceable right to do so, and intends to settle on a net basis.

Changes in valuation allowance are as follows:

	Year Ended December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	(4,102)	(68,932)
Additions	(68,755)	(4,880)
Reversals	2,924	623
Disposal of subsidiaries	1,001	—
Balance at end of the year	(68,932)	(73,189)

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry. On the basis of this evaluation, valuation allowances of RMB68,932, and RMB73,189 have been established for deferred tax assets as of December 31, 2021 and 2022 respectively, based on a more likely than not threshold due to accumulated loss and uncertainty of sufficient profit generated in future years for certain subsidiaries within the Group. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

At December 31, 2022, tax loss carry-forward amounted to RMB60,128, and would expire in calendar year 2023 to 2027 if not utilized, while tax loss of RMB45,640 can be carried forward indefinitely. The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group.

In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the Company and are subject to the withholding taxes. Under U.S. GAAP, undistributed earnings are presumed to be transferred to the Company and are subject to the withholding taxes. Prior December 31, 2022, as the Group had the intent and ability to indefinitely reinvest the PRC subsidiaries’ accumulated profits for expansion of its PRC business, no withholding tax was recorded for those accumulated profits. In March 2023, the Group decided to remit certain percentage of the annual profits of its PRC subsidiaries to their overseas parent company for dividend distribution purposes. The Group will accrue withholding tax liabilities in 2023 based on applicable withholding tax rate for certain percentage of the PRC subsidiaries’ profits to be distributed in 2023.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. the Group does not accrue deferred tax liabilities on the earnings of the VIEs given that the Group’s VIEs had accumulated deficits as of December 31, 2021 and 2022.

12.
INCOME TAXES – continued

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable income	—	(0.28)%	(0.71)%
Reversal of deferred tax liabilities*	—	(9.75)%	—
Non-deductible expense	2.54%	0.81%	1.23%
Disposal of subsidiaries	—	(0.25)%	—
Research and Development expense super deduction	(0.62)%	(0.81)%	(2.09)%
Effect of tax holiday	(2.12)%	(4.74)%	(10.99)%
Different tax rate of entities operating in other jurisdiction	4.86%	0.28%	0.55%
Valuation allowance	0.61%	11.09%	0.32%
True up	0.05%	(0.17)%	(1.68)%
Effective tax rate	30.32%	21.18%	11.63%

* The collection of revenue related to the legacy P2P lending business was not expected, which led to an increase in the valuation allowance of deferred tax assets related to allowance for accounts receivable and contract assets, along with a reversal of the related deferred tax liability for uncollected revenue.

The effect of the tax holiday on the income per share is as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Tax saving amount due to HNTE status	—	—	145,694
Tax saving amount due to Software enterprise	7,527	28,131	1,152
Tax expense amount due to other jurisdiction	(17,405)	(1,690)	(7,405)
Income per share effect-basic and diluted	(0.05)	0.12	0.65

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2021 and 2022 is as follows:

	Year Ended December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	176,553	211,064
Increase related to current year tax positions	34,511	29,255
Settlement	—	—
Balance at end of the year	211,064	240,319

The amount of unrecognized tax benefit that if recognized would affect the effective tax rate as of December 31, 2021 and 2022 was RMB211,064 and RMB240,319 respectively, which were included in tax payables balance.

The Group recognizes interest expenses and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. For the years ended December 31, 2021 and 2022, no interest expense or penalty was accrued in relation to the unrecognized tax benefit. The Group has a liability for accrued interest of nil and nil as of December 31, 2021 and 2022, respectively.

ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. The Group record unrecognized tax benefits as liabilities in accordance with ASC 740 and adjust these liabilities when the Group’s judgment changes as a result of the evaluation of new information not previously available. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs.